Related Party Transactions (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Related Party Revenues [Member]
Related Party Transaction [Line Items]
Next Communications, Inc.			$ 14,310
VTX Corporation	[1]		11,890
Airtime Sp.z.o.o.			5,095
Asiya Communications SAPI de C.V.			15,383
RUBELITE - C	[1]		2,989
Total			49,667
Related Party Costs of Revenues [Member]
Related Party Transaction [Line Items]
Next Communications, Inc.			14,310
VTX Corporation			24,017
Airtime Sp.z.o.o.			5,529
Asiya Communications SAPI de C.V.			15,361
Total			$ 59,217

[1]	Corporations that are owned by one of the Company's shareholders and a former owner of Limecom